Note 3 - Loans - Recorded Investment by Risk Category (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Pass [Member]
Financing Receivable, Net	$ 267,828	$ 253,774	$ 217,078
Special Mention [Member]
Financing Receivable, Net	12,685	7,544	7,262
Substandard [Member]
Financing Receivable, Net	7,619	3,484	2,480
Doubtful [Member]
Financing Receivable, Net	737	1,011	691
Not Rated [Member]
Financing Receivable, Net	59,465	53,428	45,937
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Net	63,208	59,214	44,435
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Net	5,215	288	907
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Net	1,037	1,162	642
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Net
Commercial Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Net	346	415	453
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Construction Loans [Member]
Financing Receivable, Net	11,171	5,386	4,514
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Net	177,340	172,471	150,460
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Construction Loans [Member]
Financing Receivable, Net	65		1,035
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Net	7,132	7,061	5,110
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Construction Loans [Member]
Financing Receivable, Net
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Net	6,232	1,878	1,566
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Construction Loans [Member]
Financing Receivable, Net			4
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Net	458	702	470
Commercial Real Estate Portfolio Segment [Member] | Not Rated [Member] | Construction Loans [Member]
Financing Receivable, Net			43
Commercial Real Estate Portfolio Segment [Member] | Not Rated [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Net	1,790	1,255	561
Residential Portfolio Segment [Member] | Pass [Member] | Construction Loans [Member]
Financing Receivable, Net		8	1,223
Residential Portfolio Segment [Member] | Pass [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Net	2,248	2,577	2,668
Residential Portfolio Segment [Member] | Pass [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Net	13,834	14,025	13,633
Residential Portfolio Segment [Member] | Special Mention [Member] | Construction Loans [Member]
Financing Receivable, Net
Residential Portfolio Segment [Member] | Special Mention [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Net	89
Residential Portfolio Segment [Member] | Special Mention [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Net	184	195	210
Residential Portfolio Segment [Member] | Substandard [Member] | Construction Loans [Member]
Financing Receivable, Net
Residential Portfolio Segment [Member] | Substandard [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Net	25	27	11
Residential Portfolio Segment [Member] | Substandard [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Net	325	417	261
Residential Portfolio Segment [Member] | Doubtful [Member] | Construction Loans [Member]
Financing Receivable, Net
Residential Portfolio Segment [Member] | Doubtful [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Net	7	11	30
Residential Portfolio Segment [Member] | Doubtful [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Net	272	298	187
Residential Portfolio Segment [Member] | Not Rated [Member] | Construction Loans [Member]
Financing Receivable, Net	1,974	1,182	773
Residential Portfolio Segment [Member] | Not Rated [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Net	50,954	45,214	38,983
Residential Portfolio Segment [Member] | Not Rated [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Net	432	579	125
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Net	27	93	145
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Net
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Net
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Net
Consumer Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Net	$ 3,969	$ 4,783	$ 4,999